Income tax and deferred taxes (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Current tax assets, current		$ 157,542	$ 132,224
Current tax assets, non-current		90,364	90,364
Monthly provisional income tax payments, Chilean companies [Member]
Statement [Line Items]
Current tax assets, current		435	37,123
Current tax assets, non-current		6,398	6,398
Monthly provisional income tax payments, foreign companies [Member]
Statement [Line Items]
Current tax assets, current		62	1,265
Corporate tax credits [Member]
Statement [Line Items]
Current tax assets, current	[1]	674	1,566
1st category tax absorbed by tax loss [Member]
Statement [Line Items]
Current tax assets, current	[2]	26,848	2,322
Taxes in recovery process [Member]
Statement [Line Items]
Current tax assets, current		129,523	89,948
Specific tax on mining activities paid (on consignment) [Member]
Statement [Line Items]
Current tax assets, non-current		$ 83,966	$ 83,966

[1]	These credits are available for companies and are related to corporate tax payments in April of the following year. These credits include, among others, credits for training expenses (SENCE), credits for acquisition of fixed assets, donations and credits in Chile for taxes paid abroad.
[2]	This concept corresponds to the tax loss absorptions determined by the company at the end of the year, which must be attributed to the dividends received during the year.